Statements Of Changes In Convertible Preferred Stock And Stockholders' Deficit - USD ($) $ in Thousands	Total	Common Class A [Member]	Class A Common Stock and Series C Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Class A Common Stock and Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Common Class A [Member]	Additional Paid-in Capital [Member] Class A Common Stock and Series C Preferred Stock [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Class A Common Stock and Series C Preferred Stock [Member]	Convertible Preferred Stock [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member]	Convertible Preferred Stock [Member] Preferred Stock [Member] Class A Common Stock and Series C Preferred Stock [Member]	RENEO PHARMACEUTICALS INC [Member]	RENEO PHARMACEUTICALS INC [Member] Public Offering [Member]	RENEO PHARMACEUTICALS INC [Member] At The Market Facility [Member]	RENEO PHARMACEUTICALS INC [Member] Private Placement [Member]	RENEO PHARMACEUTICALS INC [Member] Common Stock [Member]	RENEO PHARMACEUTICALS INC [Member] Common Stock [Member] Public Offering [Member]	RENEO PHARMACEUTICALS INC [Member] Common Stock [Member] At The Market Facility [Member]	RENEO PHARMACEUTICALS INC [Member] Common Stock [Member] Private Placement [Member]	RENEO PHARMACEUTICALS INC [Member] Additional Paid-in Capital [Member]	RENEO PHARMACEUTICALS INC [Member] Additional Paid-in Capital [Member] Public Offering [Member]	RENEO PHARMACEUTICALS INC [Member] Additional Paid-in Capital [Member] At The Market Facility [Member]	RENEO PHARMACEUTICALS INC [Member] Additional Paid-in Capital [Member] Private Placement [Member]	RENEO PHARMACEUTICALS INC [Member] AOCI Attributable to Parent [Member]	RENEO PHARMACEUTICALS INC [Member] Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2021	$ (25,294)			$ 1			$ 2,267			$ (27,562)			$ 38,264		$ 147,211				$ 0				$ 231,905				$ 34	$ (84,728)
Convertible Preferred Stock Beginning Balance (in shares) at Dec. 31, 2021													15,870,584
Beginning Balance (in shares) at Dec. 31, 2021				6,917,439															2,445,539
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock		$ 340						$ 340					$ 26,125				$ 193								$ 193
Issuance of stock (in shares)					828,305								9,951,868								9,208
Issuance of common stock in connection with equity plans															278								278
Issuance of common stock in connection with equity plans (in shares)																			15,208
Other comprehensive income (loss)															(77)												(77)
Share-based compensation expense	48						48								4,320								4,320
Net loss	(29,512)									(29,512)					(51,955)													(51,955)
Ending Balance at Dec. 31, 2022	(54,418)			$ 1			2,655			(57,074)			$ 64,389		99,970				$ 0				236,696				(43)	(136,683)
Convertible Preferred Stock Ending Balance (in shares) at Dec. 31, 2022												25,822,452	25,822,452
Ending Balance (in shares) at Dec. 31, 2022				7,745,744															2,469,955
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock		41	$ (12,377)					41	$ (2,711)		$ (9,666)		$ 53,068	$ 12,376			1,009								1,009
Issuance of stock (in shares)					96,666	5,402,428							19,463,456	1,957,898							40,787
Other comprehensive income (loss)															55												55
Share-based compensation expense	15						15								1,157								1,157
Net loss	(8,679)									(8,679)					(15,107)													(15,107)
Ending Balance at Mar. 31, 2023	(75,418)			$ 1						(75,419)			$ 129,833		87,084				$ 0				238,862				12	(151,790)
Convertible Preferred Stock Ending Balance (in shares) at Mar. 31, 2023													47,243,806
Ending Balance (in shares) at Mar. 31, 2023				13,244,838															2,510,742
Beginning Balance at Dec. 31, 2022	(54,418)			$ 1			2,655			(57,074)			$ 64,389		99,970				$ 0				236,696				(43)	(136,683)
Convertible Preferred Stock Beginning Balance (in shares) at Dec. 31, 2022												25,822,452	25,822,452
Beginning Balance (in shares) at Dec. 31, 2022				7,745,744															2,469,955
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(16,862)														(34,638)
Ending Balance at Jun. 30, 2023	(83,579)			$ 1			22			(83,602)			$ 129,825		132,528				$ 0				303,880				(31)	(171,321)
Convertible Preferred Stock Ending Balance (in shares) at Jun. 30, 2023													47,243,806
Ending Balance (in shares) at Jun. 30, 2023				13,255,671															3,380,077
Beginning Balance at Dec. 31, 2022	(54,418)			$ 1			2,655			(57,074)			$ 64,389		99,970				$ 0				236,696				(43)	(136,683)
Convertible Preferred Stock Beginning Balance (in shares) at Dec. 31, 2022												25,822,452	25,822,452
Beginning Balance (in shares) at Dec. 31, 2022				7,745,744															2,469,955
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock		65	$ (12,377)					65	$ (2,711)		$ (9,666)		$ 53,059	$ 12,377		$ 58,862	$ 1,009	$ 4,667						$ 58,862	$ 1,009	$ 4,667
Issuance of stock (in shares)					148,412	5,402,428							19,463,456	1,957,898						790,625	40,787	62,500
Issuance of common stock in connection with equity plans															730								730
Issuance of common stock in connection with equity plans (in shares)																			35,857
Other comprehensive income (loss)															51												51
Share-based compensation expense	199						199								5,112								5,112
Net loss	(35,311)									(35,311)					(77,388)													(77,388)
Repurchase and retirement of common stock in connection with common stock repurchase agreement (in shares)																			(57,644)
Repurchase and retirement of common stock in connection with common stock repurchase agreement															(4,403)													(4,403)
Ending Balance at Dec. 31, 2023	(101,842)			$ 1			208			(102,051)			$ 129,825		88,610				$ 0				307,076				8	(218,474)
Convertible Preferred Stock Ending Balance (in shares) at Dec. 31, 2023													47,243,806
Ending Balance (in shares) at Dec. 31, 2023				13,296,584															3,342,080
Beginning Balance at Mar. 31, 2023	(75,418)			$ 1						(75,419)			$ 129,833		87,084				$ 0				238,862				12	(151,790)
Convertible Preferred Stock Beginning Balance (in shares) at Mar. 31, 2023													47,243,806
Beginning Balance (in shares) at Mar. 31, 2023				13,244,838															2,510,742
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock		5						5								$ 58,862		$ 4,667						$ 58,862		$ 4,667
Issuance of stock (in shares)					10,833															790,625		62,500
Issuance of common stock in connection with equity plans															282								282
Issuance of common stock in connection with equity plans (in shares)																			16,210
Other comprehensive income (loss)															(43)												(43)
Share-based compensation expense	17						17								1,207								1,207
Net loss	(8,183)									(8,183)					(19,531)													(19,531)
Ending Balance at Jun. 30, 2023	(83,579)			$ 1			22			(83,602)			$ 129,825		132,528				$ 0				303,880				(31)	(171,321)
Convertible Preferred Stock Ending Balance (in shares) at Jun. 30, 2023													47,243,806
Ending Balance (in shares) at Jun. 30, 2023				13,255,671															3,380,077
Beginning Balance at Dec. 31, 2023	(101,842)			$ 1			208			(102,051)			$ 129,825		88,610				$ 0				307,076				8	(218,474)
Convertible Preferred Stock Beginning Balance (in shares) at Dec. 31, 2023													47,243,806
Beginning Balance (in shares) at Dec. 31, 2023				13,296,584															3,342,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock		10						10
Issuance of stock (in shares)					42,476
Other comprehensive income (loss)															(20)												(20)
Share-based compensation expense	107						107								1,078								1,078
Net loss	(9,536)									(9,536)					(8,426)													(8,426)
Ending Balance at Mar. 31, 2024	(111,261)			$ 1			325			(111,587)			$ 129,825		81,242				$ 0				308,154				(12)	(226,900)
Convertible Preferred Stock Ending Balance (in shares) at Mar. 31, 2024													47,243,806
Ending Balance (in shares) at Mar. 31, 2024				13,339,060															3,342,080
Beginning Balance at Dec. 31, 2023	(101,842)			$ 1			208			(102,051)			$ 129,825		88,610				$ 0				307,076				8	(218,474)
Convertible Preferred Stock Beginning Balance (in shares) at Dec. 31, 2023													47,243,806
Beginning Balance (in shares) at Dec. 31, 2023				13,296,584															3,342,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(23,675)														(13,787)
Ending Balance at Jun. 30, 2024	(123,577)			$ 1			2,148			(125,726)			$ 129,825		76,869				$ 0				309,143				(13)	(232,261)
Convertible Preferred Stock Ending Balance (in shares) at Jun. 30, 2024													47,243,806
Ending Balance (in shares) at Jun. 30, 2024				13,386,958															3,342,080
Beginning Balance at Mar. 31, 2024	(111,261)			$ 1			325			(111,587)			$ 129,825		81,242				$ 0				308,154				(12)	(226,900)
Convertible Preferred Stock Beginning Balance (in shares) at Mar. 31, 2024													47,243,806
Beginning Balance (in shares) at Mar. 31, 2024				13,339,060															3,342,080
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock		$ 10						$ 10
Issuance of stock (in shares)					47,898
Other comprehensive income (loss)															(1)												(1)
Share-based compensation expense	1,813						1,813								989								989
Net loss	(14,139)									(14,139)					(5,361)													(5,361)
Ending Balance at Jun. 30, 2024	$ (123,577)			$ 1			$ 2,148			$ (125,726)			$ 129,825		$ 76,869				$ 0				$ 309,143				$ (13)	$ (232,261)
Convertible Preferred Stock Ending Balance (in shares) at Jun. 30, 2024													47,243,806
Ending Balance (in shares) at Jun. 30, 2024				13,386,958															3,342,080